Business and Basis of Presentation - (Narrative) (Details) $ / shares in Units, shares in Millions, $ in Millions		9 Months Ended		12 Months Ended
	Sep. 20, 2019 USD ($) $ / shares shares	Sep. 27, 2019 USD ($) business_segment	Sep. 28, 2018	Dec. 31, 2018 USD ($) business_segment	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019 USD ($)
Business Acquisition [Line Items]
Business segments (in segments) | business_segment		2		2
Issuance of common stock (in shares) | shares	30.8
Payments to acquire businesses	$ 2,000.0
Common stock, shares issued (in shares) | shares	127.9
Percentage of ownership	80.60%			19.40%
Cash and equivalents		$ 193.2		$ 0.0
Operating lease ROU assets		201.8					$ 182.0
Total operating lease liabilities		$ 213.8					$ 191.0
Customer Concentration Risk
Business Acquisition [Line Items]
Concentration risk, percentage		10.00%		10.00%
Revenue Benchmark | Customer Concentration Risk
Business Acquisition [Line Items]
Concentration risk, percentage		12.00%	12.00%	14.00%	15.00%	16.00%
IPO
Business Acquisition [Line Items]
Issuance of common stock (in shares) | shares	30.8
Price per share (in dollars per share) | $ / shares	$ 22.00
Proceeds from issuance IPO	$ 643.0
Accounts Receivable | Customer Concentration Risk
Business Acquisition [Line Items]
Concentration risk, percentage		8.00%		8.00%